Condensed Balance Sheets - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Assets
Cash	$ 20,807	$ 615	$ 727
Prepaid Expenses	79,611	0
Total Current Assets	100,418	615	727
Digital Currency	28,644	0
Total Assets	129,062	615	727
Current Liabilities:
Accounts Payable And Accrued Liabilities	298,814	298,489	298,489
Accrued Interest	49,834	34,546	27,287
Accrued Interest - Related Party	85,921	76,281	63,387
Notes Payable - Related Party	388,687	361,075	340,056
Convertible Notes, Net Of Discount	232,799	36,818	36,818
Derivative Liability	262,920	537,540	1,721,718
Total Current Liabilities	1,318,975	1,344,749	2,487,755
Total Liabilities	1,318,975	1,344,749	2,487,755
Stockholders' Deficit:
Common Stock, Par Value $0.001, 1,500,000,000 Shares Authorized,543,024,616 And 537,774,616 Issued And Outstanding, Respectively	553,024	537,774	537,774
Additional Paid-in Capital	2,960,836	2,884,051	2,884,051
Accumulated Deficit	(4,956,081)	(5,018,302)	(6,161,196)
Total Stockholders' Deficit	(1,189,913)	(1,344,134)	(2,487,028)
Total Liabilities And Stockholders' Deficit	129,062	615	727
Series A Preferred Stock [Member]
Stockholders' Deficit:
Series A Preferred Stock, Par Value $0.0001, 2,000,000 Shares Authorized, 1,940,153 Issued And Outstanding	194	194	194
Series B Preferred Stock [Member]
Stockholders' Deficit:
Series A Preferred Stock, Par Value $0.0001, 2,000,000 Shares Authorized, 1,940,153 Issued And Outstanding	15	15	15
Series C preferred stock [Member]
Stockholders' Deficit:
Series A Preferred Stock, Par Value $0.0001, 2,000,000 Shares Authorized, 1,940,153 Issued And Outstanding	250,000	250,000	250,000
Series D Preferred Stock [Member]
Stockholders' Deficit:
Series A Preferred Stock, Par Value $0.0001, 2,000,000 Shares Authorized, 1,940,153 Issued And Outstanding	600	635	635
Series E Preferred Stock [Member]
Stockholders' Deficit:
Series A Preferred Stock, Par Value $0.0001, 2,000,000 Shares Authorized, 1,940,153 Issued And Outstanding	$ 1,499	$ 1,499	$ 1,499